Segmental Information - Summary of Information by Reportable Segment - Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reportable segments [line items]
Derivative financial instruments	$ 1	$ 8
Tax receivable	44	58
Deferred tax assets	66	63	$ 78
Cash and cash equivalents	195	704	168
Assets	3,976	4,092	3,322
Loyalty and co-brand deferred revenue and other payables	(1,339)	(1,291)
Loans and other borrowings	(2,165)	(2,014)
Derivative financial liabilities	(20)
Tax payable	(50)	(50)
Deferred tax liabilities	(118)	(124)	(95)
Deferred and contingent purchase consideration	(94)	(77)
Liabilities	(5,441)	(5,223)	$ (4,676)
Reportable segments [member]
Disclosure of reportable segments [line items]
Assets	3,670	3,259
Liabilities	(1,655)	(1,667)
Americas [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Assets	1,784	1,656
Liabilities	(971)	(995)
Greater China [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Assets	136	110
Liabilities	(80)	(61)
Central [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Assets	772	755
Liabilities	(206)	(225)
EMEAA [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Assets	978	738
Liabilities	$ (398)	$ (386)